Average Annual Total Returns - INVESCO Income Allocation Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Custom Invesco Income Allocation Index 1 Year		Custom Invesco Income Allocation Index 5 Years		Custom Invesco Income Allocation Index 10 Years		Lipper Mixed-Asset Target Allocation Conservative Funds Index 1 Year	Lipper Mixed-Asset Target Allocation Conservative Funds Index 5 Years	Lipper Mixed-Asset Target Allocation Conservative Funds Index 10 Years
Total	Oct. 31, 2005	(3.34%)	4.62%	5.19%	(4.86%)	2.98%	3.71%	(1.90%)	2.94%	3.49%	Oct. 31, 2005	0.58%	5.02%	5.15%	Oct. 31, 2005	2.08%	5.55%	5.52%	Oct. 03, 2008	2.59%	6.08%	6.04%	Oct. 31, 2005	2.59%	6.08%	6.05%	Apr. 04, 2017	2.50%	5.98%	[1]	5.87%	[1]	18.40%	15.22%	13.88%	10.71%	[2]	7.97%	[2]	7.11%	[2]	9.01%	6.61%	5.43%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500®Index (reflects no deduction for fees, expenses or other taxes), MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes), FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or other taxes) and Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or other taxes). The composition of the index may change based on the Fund’s target asset allocation. The current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objectives.